Correction of Immaterial Errors (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			36 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property and equipment, net	$ 124,588		$ 97,728	$ 49,358		$ 97,728
Net cash used in operating activities	(33,837)	$ (21,734)	(93,266)	(57,280)
Net cash used in investing activities	(18,995)	(3,407)	(57,306)	(16,648)
Net cash provided by financing activities	(4,108)	19,810	353,813	121,976
Cash paid for interest	2,523	1,504	6,534	4,275
Purchases of property and equipment not yet settled	$ 18,167	5,281	$ 3,657	4,813
Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of products		(100)		(1,800)	$ (1,100)
Property and equipment, net		$ 100		1,800	$ 1,100
Increase in property and equipment						$ 3,000
Net cash used in operating activities				(2,700)
Net cash used in investing activities				(3,000)
Net cash provided by financing activities				(300)
Cash paid for interest				(1,000)
Purchases of property and equipment not yet settled				$ 4,800